HARRISON LAW, P.A.
Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

November 16, 2006

Mr. John D. Reynolds, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3561

100 F Street, NE

Washington D.C., 20549

Re:

Ivecon Corporation

Seventh Amendment to Registration Statement on Form SB-2

File No. 333-133545

Filed: November 16, 2006

Dear Mr. Reynolds:

On behalf of Ivecon Corporation (“the Company”), I transmitted via EDGAR the Company’s Seventh Amendment to Registration Statement on Form SB-2 on November 16, 2006.  The discussion below details how this amendment responded to the SEC’s Comment Letters dated April 28, 2006 and May 19, 2006 (which just reiterated comments 1 and 2 of the April 28, 2006 letter). Furthermore, to facilitate your review, the Company also transmitted via EDGAR a “red-lined” document showing the changes between this amendment and the SB-2 filed April 26, 2006.

SEC Comments Dated April 28, 2006 (and May 19, 2006):

General

SEC comment 1:

The registration statement covers the resale of all of Ivecon Corp’s outstanding securities and thus appears to be an offering “by or on behalf” of the registrant.  Ivecon is not eligible to conduct an “at the market” primary offering under Rule 415.  Consequently, please revise your prospectus to disclose that the securities will be offered and sold by the selling security holders at a fixed price, which is disclosed in your prospectus.  In addition, please revise the prospectus to identify the selling shareholders as underwriters under the federal securities laws.

Response to comment 1:

1.

First, Ivecon Corp is no longer seeking to register shares in a Primary Offering:  The SB-2 has been thoroughly revised to reflect that decision.  Second, through-out the document, language was revised to disclose that the securities will be offered and sold by the selling security holders at a fixed price of $0.50.  Furthermore, the selling shareholders have been identified as underwriters under the federal securities laws:

a.

“fixed-price” language appears at page 3, 2nd paragraph under PRELIMINARY PROSEPECTUS; page 6, 4th full paragraph from the bottom, “Number of Shares Being

Reynolds, SEC / IVECON.

11/16/2006

Offered”; page 12, 2nd line from the bottom of the page; page 13, 1st line of 2nd full paragraph under PLAN OF DISTRIBUTION.

b.

“underwriters” language appears at page 3, 1st paragraph under PRELIMINARY PROSEPECTUS;  page 6, 4th full paragraph from the bottom, “Number of Shares Being Offered”; page 13, 6th full paragraph under PLAN OF DISTRIBUTION.

SEC comment 2:

We note that you reserve the right to change the offering price of your securities by filing an amendment to the registration statement.  As Ivecon is not eligible to conduct a delayed offering under Rule 415, it appears that Ivecon would be required to terminate the offering under this registration statement and file a new registration statement covering a different offering with the new offering price.  Please revise.

Response to comment 2:

2.

We deleted the language referring to our filing an amendment to reflect a new offering price.

Directors, Executive Officers, Promoters and Control Persons, page 35

SEC comment 3:

Please expand the business experience disclosures of Mr. Jay Solomon to describe his management position with reporting company MCG Diversified, including the beginning and end dates, by month and year.   Further, please disclose the beginning date, by month and year, of his position with Forward Manufacturing and describe its business activities.  If true, please revise footnote (1) of Table 7.0 to clarify that Dover Corp. is the SEC reporting company, rather than Forward Manufacturing.

Response to comment 3:

3.

We added business experience disclosure describing Mr. Solomon’s management position with MCG Diversified on page 23.  Regarding references to Forward Manufacturing and Dover Corp in footnote (1) of then Table 7.0, the references to these corporations were in error (said error made during the drafting of the original SB-2).  Mr. Solomon has never been associated with either Forward Manufacturing or Dover Corp.  This footnote has been revised to properly reflect Mr. Solomon’s prior relationship with MCG Diversified, see bottom of page 22.

SEC oral comments from Ms. Goldie B. Walker, SEC Financial Analyst

4.

In addition to the above changes, pursuant to several telephone conversations with Ms. Goldie B. Walker, the following changes were made:

a.

Selling shareholders to be identified as “underwriters”:

i.

Page 4, added the words “and are considered ‘underwriters’ as that term is defined in Section 2(a)(11) of the Securities Act of 1933” to the end of the first paragraph;

ii.

Page 7, PROSPECTUS SUMMARY, changed from “We have deemed our selling security holders to be underwriters . . .” to “Our selling security holders are considered ‘underwriters’ . . .”;

Reynolds, SEC / IVECON.

11/16/2006

iii.

Page 13, 7th line from the top, state “Each of the selling shareholders is an ‘underwriter’ within the meaning of the Securities Act in connection with each sale of shares; and

iv.

Page 13, 2nd sentence of last full paragraph, added “The selling security holders and any broker-dealers who execute sales for the selling security holders are ‘underwriters’ within the meaning of the Securities Act in connection with such sales.”

b.

Change from “offering” to “offering and selling.”

i.

Page 4, 1st sentence, 1st paragraph, changed to “The selling security holders named in this prospectus are offering to sell the 1,350,000 shares . .  .” (emphasis added);

ii.

Page 8, Risk Factor (10), 3rd sentence changed to “Our security holders are offering to sell shares . . .” (emphasis added);

iii.

Page 8, Risk Factor (12), 1st sentence changed to “The selling security holders are offering and selling up to 1,350,000 shares . . .” (emphasis added);

iv.

Page 10, DETERMINATION OF OFFERING PRICE, 1st paragraph, 2nd sentence, changed to “The offering/selling price . . .”; and

v.

Page 11, SELLING SECURITY HOLDERS, 1st paragraph, 1st sentence, change to “This prospectus will be used for the offering and selling of shares of our common stock owned by selling security holders.”

c.

Removed references to an offering on a “delayed basis”:

i.

Page 13, 1st line, 1st paragraph under PLAN OF DISTRIBUTION, changed to “selling security holders to sell their shares on a continuous basis”; and

ii.

The only remaining mention of an offering on a “delayed basis” appears in the SEC Form SB-2 cover page.

d.

Removed ambiguities as to “duration of the offering”:

i.

Page 4, PRELIMINARY PROSPECTUS, 2nd paragraph, 2nd line, states “the sales price to the public is fixed at $0.50 per share until our nine month offering period expires” (emphasis added);

ii.

Page 4, PRELIMINARY PROSPECTUS, 3rd paragraph, 2nd line, states “[t]he shares of IVE common stock . . . will be offered by the selling security holders from time to time for a period ending nine months after the date the registration statement has been declared effective” (emphasis added);

iii.

Page 6, PROSPECTUS SUMMARY, 4th paragraph, Numfer of Shares Being Offered, states “during the offering period, which is the nine months following the date of this prospectus” (emphasis added);

iv.

Page 11, SELLING SECURITY HOLDERS, 1st paragraph, 3rd sentence changed to “must sell their shares at $0.50 per share during the duration of this offering which expires at the end of nine months following the date of this prospectus” (emphasis added);

v.

Page 13, 3rd line from the top of the page, states “at the fixed price of $0.50 for a period of nine months after our registration statement becomes effective” (emphasis added);

vi.

Page 13, PLAN OF DISTRIBUTION, 1st paragraph, 1st sentence states “This prospectus is part of a registration statement that enables the selling security holders to sell their shares on a continuous basis for a period of nine months after this registration statement is declared effective.” (emphasis added); and

vii.

Page 13, PLAN OF DISTRIBUTION, 2nd paragraph, 1st sentence states, “The sales price to the public is fixed at $0.50 per share for nine months after our registration statement is declared effective.” (emphasis added).

Should you have any questions or comments, please do not hesitate to e-mail me at HarrisonDJEsq@tampabay.rr.com or call me at (941) 723-7564.

Reynolds, SEC / IVECON.

11/16/2006

Sincerely,

/s/DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures (4)

1. Ivecon, Inc. SB-2/A-7

2. HTML red-lined SB-2/A-7 comparison to original SB-2 filed April 26, 2006.

3. Exhibit 5.7: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

4. Exhibit 15.1:  Letter on unaudited interim financial information